SCHEDULE OF OTHER RECEIVABLES, NET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Less: allowance for expected credit loss	$ (59,038)	$ (1,682)
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables – related parties	215,889	133,900
Less: allowance for expected credit loss	(59,038)	(1,682)
Other receivables – related parties	156,851	132,218
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables – related parties	1,293	1,286
Less: allowance for expected credit loss
Other receivables – related parties	$ 1,293	$ 1,286